Other Financial Assets at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2022
Financial assets at fair value through profit or loss [abstract]
Summary of Other Financial Assets at Fair Value Through Profit or Loss

		Group
	2022	2021
	£m	£m
Loans and advances to customers:
Loans to housing associations	4	12
Other loans	335	502
	339	514
Debt securities	85	112
Equity securities	10	50
	434	676